Goodwill (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011
Goodwill
Goodwill, gross	$ 873,586,755		$ 892,407,282
Accumulated impairment losses	(434,202,382)		(433,294,606)
Balance as of end of year	439,384,373	425,334,632	459,112,676
Impairment loss for goodwill	907,776	5,736,134
LCD display network
Goodwill
Goodwill, gross	419,984,395		419,611,561
Accumulated impairment losses	(62,023)		(62,023)
Balance as of end of year	419,922,372	411,534,224	419,549,538
Poster frame network
Goodwill
Goodwill, gross	427,858,544		427,842,814
Accumulated impairment losses	(408,396,543)		(408,396,543)
Balance as of end of year	19,462,001	13,800,408	19,446,271
Traditional outdoor billboards
Goodwill
Goodwill, gross	24,836,040		44,952,907
Accumulated impairment losses	(24,836,040)		(24,836,040)
Balance as of end of year			20,116,867
Impairment loss for goodwill	$ 907,776